SCHEDULE OF IMPAIRMENT LOSS (Details)	12 Months Ended
Sep. 30, 2024 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Balance at beginning of the period
Current period change	22,204,224
Balance at end of the period	$ 22,204,224